Post-retirement pension and other defined benefit schemes - Scheme assets and obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Scheme assets
Derivatives:	$ (355)	$ 120
Cash and cash equivalents	1,071	374
Other	248	188
Scheme deficit
Total fair value of scheme assets	6,481	5,848
Total value of scheme obligations	(7,480)	(7,079)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(999)	(1,231)
Company's own assets included in scheme assets	0	0
Non-current other receivables
Scheme deficit
Included in other non-current receivables	106	99
Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(1,105)	(1,330)
Quoted
Scheme assets
Cash and cash equivalents	7	34
Other	1	(6)
Scheme deficit
Total fair value of scheme assets	2,869	2,540
Unquoted
Scheme assets
Derivatives:	(355)	120
Cash and cash equivalents	1,064	340
Other	247	194
Scheme deficit
Total fair value of scheme assets	3,612	3,308
Scheme obligations
Scheme deficit
Total value of scheme obligations	(7,480)	(7,079)	$ (7,907)
Active membership
Scheme deficit
Total value of scheme obligations	(1,259)	(1,224)
Deferred membership
Scheme deficit
Total value of scheme obligations	(1,196)	(1,257)
Pensioners
Scheme deficit
Total value of scheme obligations	(5,025)	(4,598)
Government bonds
Scheme assets
Debt	2,281	1,929
Government bonds | Quoted
Scheme assets
Debt	2,233	1,929
Government bonds | Unquoted
Scheme assets
Debt	48
Corporate bonds
Scheme assets
Debt	392	358
Corporate bonds | Quoted
Scheme assets
Debt	391	358
Corporate bonds | Unquoted
Scheme assets
Debt	1
Investment funds: Listed Equities
Scheme assets
Investment funds:	269	435
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	51	38
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	218	397
Investment funds: Absolute Return/Multi Strategy
Scheme assets
Investment funds:	1,556	1,483
Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:		5
Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,556	1,478
Investment funds: Corporate Bonds/Credit
Scheme assets
Investment funds:	1,019	961
Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	186	182
Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	833	779
UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	4,597	4,275
Total value of scheme obligations	(4,767)	(4,592)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(170)	(317)
UK defined benefit plans | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(170)	(317)
UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents		32
Scheme deficit
Total fair value of scheme assets	2,618	2,268
UK defined benefit plans | Unquoted
Scheme assets
Derivatives:	(316)	(355)
Cash and cash equivalents	431	336
Scheme deficit
Total fair value of scheme assets	1,979	2,007
UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(4,767)	(4,592)	(5,161)
UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(150)	(200)
UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(566)	(667)
UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(4,051)	(3,725)
UK defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	2,231	1,884
UK defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	387	352
UK defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	215	374
UK defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,021	1,051
UK defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	628	601
SWEDEN
Scheme deficit
Total fair value of scheme assets	1,322	1,056
Total value of scheme obligations	(1,680)	(1,508)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(358)	(452)
SWEDEN | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(358)	(452)
SWEDEN | Unquoted
Scheme assets
Derivatives:	(38)	475
Cash and cash equivalents	626	2
Scheme deficit
Total fair value of scheme assets	1,322	1,056
SWEDEN | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,680)	(1,508)	(1,602)
SWEDEN | Active membership
Scheme deficit
Total value of scheme obligations	(577)	(543)
SWEDEN | Deferred membership
Scheme deficit
Total value of scheme obligations	(431)	(393)
SWEDEN | Pensioners
Scheme deficit
Total value of scheme obligations	(672)	(572)
SWEDEN | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	529	420
SWEDEN | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	205	159
Rest of Group
Scheme deficit
Total fair value of scheme assets	562	517
Total value of scheme obligations	(1,033)	(979)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(471)	(462)
Rest of Group | Non-current other receivables
Scheme deficit
Included in other non-current receivables	106	99
Rest of Group | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations	(577)	(561)
Rest of Group | Quoted
Scheme assets
Cash and cash equivalents	7	2
Other	1	(6)
Scheme deficit
Total fair value of scheme assets	251	272
Rest of Group | Unquoted
Scheme assets
Derivatives:	(1)
Cash and cash equivalents	7	2
Other	247	194
Scheme deficit
Total fair value of scheme assets	311	245
Rest of Group | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,033)	(979)	$ (1,144)
Rest of Group | Active membership
Scheme deficit
Total value of scheme obligations	(532)	(481)
Rest of Group | Deferred membership
Scheme deficit
Total value of scheme obligations	(199)	(197)
Rest of Group | Pensioners
Scheme deficit
Total value of scheme obligations	(302)	(301)
Rest of Group | Government bonds | Quoted
Scheme assets
Debt	2	45
Rest of Group | Government bonds | Unquoted
Scheme assets
Debt	48
Rest of Group | Corporate bonds | Quoted
Scheme assets
Debt	4	6
Rest of Group | Corporate bonds | Unquoted
Scheme assets
Debt	1
Rest of Group | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	51	38
Rest of Group | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	3	23
Rest of Group | Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:		5
Rest of Group | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	6	7
Rest of Group | Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	$ 186	182
Rest of Group | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:		$ 19